General And Administrative Expenses - Schedule Of General And Administrative Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expense [Abstract]
Office expenses	$ 389,210	$ 332,951
Insurance	367,472	357,763
Travel	345,992	120,115
Professional fees	2,821,798	268,698
Public company costs	404,073	214,264
Salaries and benefits	2,241,079	1,641,049
Share based payments (Note 12(c))	714,380	1,052,758
Total expenses during the period	$ 7,284,004	$ 3,987,598